Borrowing facilities - Schedule of Undrawn Committed Borrowing Facilities (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 5,772	£ 5,727
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	0	0
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	1,940	0
In 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	1,668	2,190
In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	277	1,668
In 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	1,887	1,869
More than 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 0	£ 0